Income Taxes - Summary of Major Components of Current Income Tax Expense from Continuing Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Ongoing operations	$ 54.9	$ 64.5
Transition tax related to US tax reform	1.1	(10.0)	$ 31.2
Total current income tax expense	$ 56.0	$ 54.5